Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per share
	For the year ended 31 December
	2019	2018	2017

Consolidated net profit attributable to equity holders of the Company	766,345	734,435	1,579,836
Less: cumulative distribution of other equity instruments	685,922	342,349	68,600

Consolidated net profit attributable to ordinary shareholders of the Company	80,423	392,086	1,511,236

Weighted average number of the Company’s outstanding ordinary shares (’000) *	15,698,093	15,283,335	15,200,383

Basic and diluted earnings per share (RMB)	0.01	0.03	0.10

Weighted average number of ordinary shares
	2019	2018	2017
	’000	’000	’000

Issued ordinary shares at 1 January	15,698,093	15,200,383	15,200,383
Effect of share issue	-	82,952	-

Weighted average number of ordinary shares at 31 December	15,698,093	15,283,335	15,200,383